Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Components of Deposits

Deposits at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Noninterest-bearing demand accounts	$259,664	18.7%	$168,849	16.4%	$133,307	14.4%
Interest-bearing checking accounts	688,234	49.5	464,653	45.1	229,855	24.8
Savings accounts	115,413	8.3	100,550	9.8	68,329	7.4
Limited access money market accounts	28,439	2.0	27,082	2.6	188,203	20.3
Individual retirement accounts (IRA)	34,374	2.5	29,021	2.8	30,892	3.3
Certificates of deposit, less than $100,000	100,462	7.2	103,446	10.0	159,843	17.2
Certificates of deposit, $100,000 and greater	164,154	11.8	136,883	13.3	117,114	12.6

	$1,390,740	100.0%	$1,030,484	100.0%	$927,543	100.0%

Maturities of Certificates of Deposit

At December 31, 2012, the scheduled maturities of certificates of deposit, including IRAs, were as follows:

First year	$219,973
Second year	39,499
Third year	19,422
Fourth year	7,653
Fifth year	12,443

$298,990